Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9: ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31, 2015 and 2014 consisted of the following:

	December 31, 2015	December 31, 2014
Payroll	$11,021	$12,175
Accrued interest	37,628	37,846
Accrued voyage expenses	3,311	10,289
Accrued running costs	22,705	23,022
Provision for losses on voyages in progress	2,157	1,893
Audit fees and related services	519	458
Accrued taxes	4,162	4,792
Professional fees	518	1,087
Dividends	3,081	3,081
Navios Partners Guarantee (Note 15)	8,752	—
Other accrued expenses	9,241	5,877
Other liability	—	6,800
Total accrued expenses	$103,095	$107,320